Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
8. Goodwill and Intangible Assets
The change in carrying amount of goodwill is summarized as follows (in thousands):

Goodwill as of January 1, 2020	$1,614,157
Foreign currency translation adjustments	166
Disposition from divestiture	(8,695)

Goodwill as of December 31, 2020	$1,605,628
Foreign currency translation adjustments	1
Acquisitions (see Note 5)	12,251

Goodwill as of December 31, 2021	$1,617,880

Intangible assets are amortized based on a pattern in which the asset’s economic benefits are consumed, or if not reliably determined, amortized on a straight-line basis over their estimated useful lives between two and fifteen years. The intangible assets are summarized as follows (in thousands):

	Intangible Assets, Gross			Accumulated Amortization			Intangible Assets, Net
	January 1, 2021	Additions and retirements	December 31, 2021	January 1, 2021	Expense and retirements, net	December 31, 2021	January 1, 2021	December 31, 2021	Weighted average remaining life as of December 31, 2021
Customer relationships	$437,999	$3	$438,002	$(214,923)	$(41,962)	$(256,885)	$223,076	$181,117	4.6 years
Trademarks	96,501	401	96,902	(47,223)	(9,487)	(56,710)	49,278	40,192	4.2 years
Non-compete agreements	588	—	588	(588)	—	(588)	—	—

Intangible assets subject to amortization	$535,088	$404	$535,492	$(262,734)	$(51,449)	$(314,183)	$272,354	$221,309

Indefinite-lived assets	62	—	62	—	—	—	62	62

Intangible assets, net	$535,150	$404	$535,554	$(262,734)	$(51,449)	$(314,183)	$272,416	$221,371

	Intangible Assets, Gross			Accumulated Amortization			Intangible Assets, Net
	January 1, 2020	Additions and retirements	December 31, 2020	January 1, 2020	Expense and retirements, net	December 31, 2020	January 1, 2020	December 31, 2020	Weighted average remaining life as of December 31, 2020
Customer relationships	$436,182	$1,817	$437,999	$(170,643)	$(44,280)	$(214,923)	$265,539	$223,076	5.6 years
Trademarks	97,185	(684)	96,501	(37,704)	(9,519)	(47,223)	59,481	49,278	5.2 years
Non-compete agreements	588	—	588	(588)	—	(588)	—	—	—

Intangible assets subject to amortization	$533,955	$1,133	$535,088	$(208,935)	$(53,799)	$(262,734)	$325,020	$272,354

Indefinite-lived assets	62	—	62	—	—	—	62	62

Intangible assets, net	$534,017	$1,133	$535,150	$(208,935)	$(53,799)	$(262,734)	$325,082	$272,416

Accumulated amortization of intangible assets was $314.2 million and $262.7 million as of December 31, 2021 and 2020, respectively.
The total amount of amortization expense related to intangible assets, recorded as intangible asset amortization, exclusive of amounts included in cost of revenue, was $51.5 million, $53.8 million, and $57.7 million during the years ended December 31, 2021, 2020, and 2019, respectively. The intangible asset balance remaining as of December 31, 2021 will be amortized into expense in future years as follows (in thousands):

2022	$48,599
2023	46,690
2024	45,125
2025	39,283
2026	35,558
Thereafter	6,054

Total amortization expense related to acquired intangible assets	$221,309